Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($)	Issued capital [member]	Share premium [member]	Statutory reserve [member]	Other reserves [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Net accumulated comprehensive losses [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2024	$ 132,425	$ 29,995,334	$ 1,860	$ 55,596	$ 30,052,790	$ (773,461)	$ (20,303,662)	$ (21,077,123)	$ 9,108,092		$ 9,108,092
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						485,765		485,765	485,765		485,765
Profit (Loss) for the year							57,138	57,138	57,138		57,138
Balance at Jun. 30, 2025	132,425	29,995,334	1,860	55,596	30,052,790	(287,696)	(20,246,524)	(20,534,220)	9,650,995		9,650,995
Balance at Dec. 31, 2025	132,425	29,995,334	1,860	55,596	30,052,790	(254,486)	(26,159,878)	(26,414,364)	3,770,851		3,770,851
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						(200,185)		(200,185)	(200,185)		(200,185)
Profit (Loss) for the year							(1,739,077)	(1,739,077)	(1,739,077)		(1,739,077)
Transaction with non-controlling interest				1,020	1,020				1,020	(1,014)	6
Balance at Jun. 30, 2026	$ 132,425	$ 29,995,334	$ 1,860	$ 56,616	$ 30,053,810	$ (454,671)	$ (27,898,955)	$ (28,353,626)	$ 1,832,609	$ (1,014)	$ 1,831,595